Nature of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Effect of Dilutive Shares	The effect of the dilutive shares for the years 2020, 2019 and 2018 is illustrated in the following table.

	2020	2019	2018

Basic weighted average shares outstanding	5,577,352	5,063,736	4,889,420
Dilutive effect of stock options	2,564	2,367	9,798

Dilutive weighted average shares outstanding	5,579,916	5,066,103	4,899,218

Net income	$6,931	$5,902	$6,673

Net income per share-basic	$1.24	$1.17	$1.36
Net income per share-diluted	$1.24	$1.17	$1.36